Share-Based Compensation - Amended 2015 Plan (Details) - Amended 2015 Plan ¥ in Thousands, $ in Thousands						1 Months Ended	5 Months Ended		12 Months Ended
	Dec. 01, 2018 shares	Mar. 28, 2018 USD ($)	Mar. 28, 2018 CNY (¥)	Dec. 01, 2017 shares	Sep. 17, 2017 shares	Feb. 28, 2018	Aug. 31, 2018 shares	Mar. 27, 2018 shares	Aug. 31, 2018 shares
Share-Based Compensation
Incremental share-based compensation expense		$ 5,839	¥ 39,881
Percentage increase in total number of ordinary shares						2.00%
Percentage increase in total number of ordinary shares, number of fiscal years						9 years
Class A ordinary shares
Share-Based Compensation
Share options granted (in shares)					336,642,439
Share options
Share-Based Compensation
Number of options per each fully vested share					102.10
Total number of options vested					63,880,024
Number of options granted to employees	49,634,837			16,442,655					303,995,200
Expiration period (in years)					10 years
Requisite service period								4 years
Share options granted (in shares)							9,172,674	164,865,010	9,172,674
Share options | Share options vesting on the second, third and fourth anniversary | First tranche
Share-Based Compensation
Vesting percentage								50.00%
Share options | Share options vesting on the second, third and fourth anniversary | Second tranche
Share-Based Compensation
Vesting percentage								25.00%
Share options | Share options vesting on the second, third and fourth anniversary | Third tranche
Share-Based Compensation
Vesting percentage								25.00%
Share options | Share options vesting on the second and fourth anniversary | First tranche
Share-Based Compensation
Vesting percentage								50.00%
Share options | Share options vesting on the second and fourth anniversary | Second tranche
Share-Based Compensation
Vesting percentage								50.00%
Share options | Immediate vesting
Share-Based Compensation
Vesting percentage							100.00%
Share options | Vesting periods of 2 years
Share-Based Compensation
Vesting percentage							33.00%
Vesting period (in years)							2 years
Share options | Vesting periods of 4 years
Share-Based Compensation
Vesting period (in years)							4 years
Share options | Vesting periods of 4 years | First tranche
Share-Based Compensation
Vesting percentage							50.00%
Share options | Vesting periods of 4 years | Second tranche
Share-Based Compensation
Vesting percentage							50.00%
Share options | Vesting periods of 4 years | Third tranche
Share-Based Compensation
Vesting percentage							25.00%